EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2015
EMPLOYEE BENEFITS [Abstract]
EMPLOYEE BENEFITS

15. EMPLOYEE BENEFITS

In accordance with the relevant rules and regulations in the PRC, employees of the Company are covered by benefit plans established by the local government. These plans are defined contribution plans and ReneSola Zhejiang, Sichuan ReneSola, ReneSola Jiangsu and ReneSola Shanghai have contributed 14%, 20%, 20% and 21% separately of the basic salaries of its employees to such plans. In addition, ReneSola Zhejiang, Sichuan ReneSola, ReneSola Jiangsu and ReneSola Shanghai are required by PRC law to contribute approximately 19.1%, 18.2%, 21% and 21% separately of the basic salaries of its employees for medical insurance benefits, housing funds, unemployment and other statutory benefits. Other than the contribution, there is no further obligation for payments to employees under these plans.

The total contribution was $14,216,614, $15,451,989 and $11,244,297 for the years ended December 31, 2013, 2014 and 2015, respectively.